As filed with the Securities and Exchange Commission on September 23, 2014

1933 Act Registration No. 333-174926

1940 Act Registration No. 811-22549

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.
Post-Effective Amendment No. 173	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 175	☒

(Check appropriate box or boxes.)

Northern Lights Fund Trust II

(Exact Name of Registrant as Specified in Charter)

17605 Wright Street

Omaha, NE 68130

Attention: Brian Nielsen, Esq.

 (Address of Principal Executive Offices)(Zip Code)

(402) 895-1600

 (Registrant's Telephone Number, Including Area Code)

The Corporation Trust Company

Corporate Trust Center

1209 Orange Street

Wilmington, DE 19801

(Name and Address of Agent for Service)

With a copy to:

David J. Baum, Esq. Alston & Bird, LLP 950 F Street NW Washington, D.C. 20004 (202) 239-3346	James Ash, Esq. Gemini Fund Services, LLC 80 Arkay Drive, Suite 110 Hauppauge, New York 11788 (631) 470-2619

It is proposed that this filing will become effective (check appropriate box):

immediately upon filing pursuant to paragraph (b)
(x)	on October 23, 2014, pursuant to paragraph (b)

60 days after filing pursuant to paragraph (a) (1)
on (date), pursuant to paragraph (a) (1)
75 days after filing pursuant to paragraph (a) (2)
on (date) pursuant to paragraph (a) (2)

If appropriate, check the following box:

(x)	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note

The sole purpose of this filing is to delay the effectiveness of the Trust’s Post-Effective Amendment No. 167 to its Registration Statement until October 23, 2014.  Post-Effective Amendment No. 167 to the Trust’s Registration Statement relates to the Even Keel Managed Risk Fund, Even Keel Opportunities Managed Risk Fund, Even Keel Explorer Managed Risk Fund and Even Keel Traveler Managed Risk Fund.

Parts A, B and C of Registrant’s Post-Effective Amendment No. 167 under the Securities Act of 1933 and Amendment No. 169 under the Investment Company Act of 1940, filed on July 11, 2014, are incorporated by reference herein.

Signatures

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement under Rule 485(b)(1)(iii) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 173 to its Registration Statement to be signed on its behalf by the undersigned, thereunto authorized, in the City of Hauppauge, State of New York, on September 23, 2014.

NORTHERN LIGHTS FUND TRUST II

By: __________________________

      Kevin Wolf*

     President and Principal Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

Signature	Title	Date
Brian Nielsen*	_________________________ Trustee & Chairman	September 23, 2014
Thomas Sarkany*	_________________________ Trustee	September 23, 2014
Anthony Lewis*	_________________________ Trustee	September 23, 2014
Keith Rhoades*	_________________________ Trustee	September 23, 2014
Randy Skalla*	_________________________ Trustee	September 23, 2014
Kevin Wolf*	_________________________ President and Principal Executive Officer	September 23, 2014
Erik Naviloff*	_________________________ Treasurer and Principal Financial Officer	September 23, 2014

*By:  /s/____James Ash___________________

James Ash

*Attorney-in-Fact – pursuant to powers of attorney incorporated by reference to Post-Effective Amendment No. 2 (filed August 3, 2011) and Post-Effective Amendment No. 14 (filed November 2, 2011) and Post-Effective Amendment No. 92 (filed January 30, 2013) each to Registrant’s Registration Statement on Form N-1A.